Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Cost:
Less: Accumulated depreciation	¥ (22,568,140)		¥ (18,165,635)
Property, plant and equipment, net	188,159,300	$ 26,284,372	197,341,915
Computers and electronic equipment [Member]
Cost:
Property, plant and equipment, gross	14,733,245		17,409,218
Office furniture [Member]
Cost:
Property, plant and equipment, gross	370,966		370,667
Leasehold improvement [Member]
Cost:
Property, plant and equipment, gross	2,794,450		2,794,450
Transportation equipment [Member]
Cost:
Property, plant and equipment, gross	41,014		41,014
Buildings [Member]
Cost:
Property, plant and equipment, gross	¥ 192,785,765		¥ 194,892,201